Schedule of Investments(a)
March 31, 2024
(Unaudited)
	Principal Amount	Value
U.S. Dollar Denominated Bonds & Notes–82.06%
Advertising–0.52%
Clear Channel Outdoor Holdings, Inc.,
7.75%, 04/15/2028(b)	$76,000	$66,622
7.50%, 06/01/2029(b)	85,000	70,373
Lamar Media Corp.,
4.00%, 02/15/2030	11,000	10,006
3.63%, 01/15/2031	683,000	599,773
		746,774
Aerospace & Defense–1.45%
TransDigm, Inc.,
6.75%, 08/15/2028(b)	689,000	698,954
7.13%, 12/01/2031(b)	1,345,000	1,387,782
		2,086,736
Alternative Carriers–0.12%
Lumen Technologies, Inc., 4.00%, 02/15/2027(b)	125,000	77,574
Zayo Group Holdings, Inc., 4.00%, 03/01/2027(b)	119,000	98,059
		175,633
Aluminum–0.49%
Novelis Corp., 4.75%, 01/30/2030(b)	762,000	703,675
Apparel Retail–0.27%
Victoria’s Secret & Co., 4.63%, 07/15/2029(b)	467,000	383,685
Apparel, Accessories & Luxury Goods–0.05%
Hanesbrands, Inc., 9.00%, 02/15/2031(b)	64,000	65,808
Application Software–0.67%
Cloud Software Group, Inc., 9.00%, 09/30/2029(b)	353,000	338,906
SS&C Technologies, Inc., 5.50%, 09/30/2027(b)	644,000	630,220
		969,126
Automobile Manufacturers–1.47%
Allison Transmission, Inc., 3.75%, 01/30/2031(b)	2,429,000	2,121,625
Automotive Parts & Equipment–1.93%
Clarios Global L.P./Clarios US Finance Co., 8.50%, 05/15/2027(b)	661,000	663,239
NESCO Holdings II, Inc., 5.50%, 04/15/2029(b)	371,000	351,418
Phinia, Inc., 6.75%, 04/15/2029(b)	715,000	722,788
ZF North America Capital, Inc. (Germany),
6.88%, 04/14/2028(b)	838,000	869,991
7.13%, 04/14/2030(b)	165,000	174,015
		2,781,451
	Principal Amount	Value
Automotive Retail–3.70%
Carvana Co.,
12.00% PIK Rate, 0.00% Cash Rate, 12/01/2028(b)(c)	$74,000	$72,423
13.00% PIK Rate, 0.00% Cash Rate, 06/01/2030(b)(c)	75,000	73,211
14.00% PIK Rate, 9.00% Cash Rate, 06/01/2031(b)(c)	73,306	73,750
Group 1 Automotive, Inc., 4.00%, 08/15/2028(b)	1,789,000	1,650,290
LCM Investments Holdings II LLC,
4.88%, 05/01/2029(b)	737,000	678,153
8.25%, 08/01/2031(b)	1,386,000	1,451,103
Lithia Motors, Inc.,
3.88%, 06/01/2029(b)	733,000	661,282
4.38%, 01/15/2031(b)	746,000	668,857
		5,329,069
Broadcasting–0.26%
AMC Networks, Inc., 10.25%, 01/15/2029(b)	70,000	70,552
Gray Television, Inc., 7.00%, 05/15/2027(b)	150,000	139,628
iHeartCommunications, Inc., 6.38%, 05/01/2026	83,000	70,879
Sinclair Television Group, Inc., 4.13%, 12/01/2030(b)	119,000	86,772
		367,831
Broadline Retail–1.29%
B2W Digital Lux S.a.r.l. (Brazil), 4.38%, 12/20/2030(b)(d)	429,000	63,578
Kohl’s Corp., 4.63%, 05/01/2031	447,000	376,597
Macy’s Retail Holdings LLC,
5.88%, 04/01/2029(b)	169,000	165,961
5.88%, 03/15/2030(b)	716,000	696,665
5.13%, 01/15/2042	230,000	200,017
QVC, Inc., 4.75%, 02/15/2027	164,000	146,171
Rakuten Group, Inc. (Japan), 11.25%, 02/15/2027(b)	200,000	212,197
		1,861,186
Cable & Satellite–3.18%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.50%, 05/01/2026(b)	122,000	120,214
5.13%, 05/01/2027(b)	648,000	617,820
5.38%, 06/01/2029(b)	341,000	312,410
4.75%, 03/01/2030(b)	407,000	349,721
7.38%, 03/01/2031(b)	372,000	365,047
4.25%, 01/15/2034(b)	468,000	353,681
Comcast Corp., 4.80%, 05/15/2033	15,000	14,804
CSC Holdings LLC,
5.50%, 04/15/2027(b)	61,000	54,637
5.38%, 02/01/2028(b)	1,160,000	998,740
5.75%, 01/15/2030(b)	346,000	183,438
4.63%, 12/01/2030(b)	290,000	147,497

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Cable & Satellite–(continued)
DISH DBS Corp.,
7.75%, 07/01/2026	$121,000	$81,115
5.75%, 12/01/2028(b)	198,000	136,448
5.13%, 06/01/2029	178,000	74,391
Scripps Escrow, Inc., 5.88%, 07/15/2027(b)	76,000	63,657
Ziggo B.V. (Netherlands), 4.88%, 01/15/2030(b)	781,000	701,620
		4,575,240
Casinos & Gaming–3.91%
Codere Finance 2 (Luxembourg) S.A. (Spain), 11.63% PIK Rate, 2.00% Cash Rate, 11/30/2027 (Acquired 11/30/2021; Cost $51,959)(b)(c)(e)	51,959	3,637
Melco Resorts Finance Ltd. (Hong Kong), 5.38%, 12/04/2029(b)	1,222,000	1,120,146
Mohegan Tribal Gaming Authority, 8.00%, 02/01/2026(b)	71,000	69,535
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 09/01/2029(b)	92,000	70,307
Sabre GLBL, Inc., 8.63%, 06/01/2027(b)	83,000	72,905
Studio City Finance Ltd. (Macau), 5.00%, 01/15/2029(b)	1,657,000	1,459,263
Viking Cruises Ltd.,
7.00%, 02/15/2029(b)	1,057,000	1,062,435
9.13%, 07/15/2031(b)	642,000	702,596
Wynn Macau Ltd. (Macau),
Conv., 4.50%, 03/07/2027(b)(f)	350,000	372,269
5.63%, 08/26/2028(b)	737,000	700,165
		5,633,258
Commodity Chemicals–1.53%
Mativ Holdings, Inc., 6.88%, 10/01/2026(b)	2,219,000	2,210,618
Communications Equipment–0.05%
Viasat, Inc., 7.50%, 05/30/2031(b)	91,000	66,051
Construction & Engineering–0.93%
Brand Industrial Services, Inc., 10.38%, 08/01/2030(b)	66,000	71,538
Howard Midstream Energy Partners LLC,
6.75%, 01/15/2027(b)	775,000	773,862
8.88%, 07/15/2028(b)	469,000	495,251
		1,340,651
Consumer Electronics–0.46%
Sensata Technologies B.V., 4.00%, 04/15/2029(b)	729,000	666,395
Consumer Finance–1.69%
FirstCash, Inc., 6.88%, 03/01/2032(b)	1,065,000	1,065,835
Navient Corp.,
5.00%, 03/15/2027	485,000	464,995
9.38%, 07/25/2030	216,000	231,286
	Principal Amount	Value
Consumer Finance–(continued)
OneMain Finance Corp.,
3.50%, 01/15/2027	$506,000	$470,233
5.38%, 11/15/2029	222,000	208,907
		2,441,256
Diversified Banks–1.06%
Citigroup, Inc.,
3.88%(g)(h)	582,000	550,731
7.38%(g)(h)	125,000	130,283
Freedom Mortgage Corp.,
6.63%, 01/15/2027(b)	72,000	69,923
12.00%, 10/01/2028(b)	63,000	68,736
JPMorgan Chase & Co., Series FF, 5.00%(g)(h)	709,000	707,127
		1,526,800
Diversified Capital Markets–0.51%
UBS Group AG (Switzerland), 7.75%(b)(g)(h)	709,000	730,957
Diversified Chemicals–0.10%
SCIH Salt Holdings, Inc., 6.63%, 05/01/2029(b)	148,000	137,187
Diversified Financial Services–2.57%
GGAM Finance Ltd. (Ireland), 6.88%, 04/15/2029(b)	715,000	719,469
Jefferies Finance LLC/JFIN Co-Issuer Corp., 5.00%, 08/15/2028(b)	862,000	793,585
LD Holdings Group LLC, 6.50%, 11/01/2025(b)	731,000	710,305
Macquarie Airfinance Holdings Ltd. (United Kingdom), 6.50%, 03/26/2031(b)	700,000	713,010
Nationstar Mortgage Holdings, Inc., 7.13%, 02/01/2032(b)	690,000	685,792
VistaJet Malta Finance PLC/Vista Management Holding, Inc. (Switzerland), 6.38%, 02/01/2030(b)	100,000	73,846
		3,696,007
Diversified Metals & Mining–0.70%
Hudbay Minerals, Inc. (Canada), 6.13%, 04/01/2029(b)	1,023,000	1,012,414
Diversified REITs–0.26%
Uniti Group L.P./Uniti Group Finance, Inc./CSL Capital LLC,
10.50%, 02/15/2028(b)	161,000	167,065
6.50%, 02/15/2029(b)	276,000	214,151
		381,216
Diversified Support Services–0.49%
Ritchie Bros. Holdings, Inc. (Canada), 6.75%, 03/15/2028(b)	698,000	712,865
Electric Utilities–1.58%
Talen Energy Supply LLC, 8.63%, 06/01/2030(b)	594,000	635,644
Vistra Operations Co. LLC, 7.75%, 10/15/2031(b)	1,571,000	1,646,424
		2,282,068
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Electrical Components & Equipment–0.47%
EnerSys,
4.38%, 12/15/2027(b)	$390,000	$369,199
6.63%, 01/15/2032(b)	303,000	305,578
		674,777
Electronic Components–0.06%
Sensata Technologies, Inc., 4.38%, 02/15/2030(b)	95,000	86,544
Electronic Manufacturing Services–0.93%
EMRLD Borrower L.P./Emerald Co-Issuer, Inc., 6.63%, 12/15/2030(b)	1,321,000	1,335,324
Environmental & Facilities Services–0.54%
GFL Environmental, Inc., 6.75%, 01/15/2031(b)	685,000	702,853
Madison IAQ LLC, 5.88%, 06/30/2029(b)	77,000	70,524
		773,377
Food Retail–0.49%
PetSmart, Inc./PetSmart Finance Corp., 7.75%, 02/15/2029(b)	722,000	703,468
Gas Utilities–0.47%
Venture Global Calcasieu Pass LLC, 6.25%, 01/15/2030(b)	669,000	673,558
Gold–0.44%
New Gold, Inc. (Canada), 7.50%, 07/15/2027(b)	633,000	635,073
Health Care Facilities–0.68%
Encompass Health Corp., 4.50%, 02/01/2028	723,000	689,168
LifePoint Health, Inc., 5.38%, 01/15/2029(b)	345,000	284,656
		973,824
Health Care REITs–0.71%
Diversified Healthcare Trust, 0.00%, 01/15/2026(b)(i)	1,037,000	882,847
MPT Operating Partnership L.P./MPT Finance Corp., 3.50%, 03/15/2031	214,000	147,128
		1,029,975
Health Care Services–1.88%
Catalent Pharma Solutions, Inc., 3.50%, 04/01/2030(b)	730,000	695,887
Community Health Systems, Inc.,
8.00%, 03/15/2026(b)	423,000	422,472
5.25%, 05/15/2030(b)	463,000	377,939
4.75%, 02/15/2031(b)	307,000	237,204
DaVita, Inc., 3.75%, 02/15/2031(b)	373,000	312,619
Select Medical Corp., 6.25%, 08/15/2026(b)	658,000	659,744
		2,705,865
Health Care Supplies–0.49%
Medline Borrower L.P., 5.25%, 10/01/2029(b)	746,000	705,666
	Principal Amount	Value
Health Care Technology–0.14%
athenahealth Group, Inc., 6.50%, 02/15/2030(b)	$218,000	$199,612
Home Improvement Retail–0.01%
Lowe’s Cos., Inc., 5.63%, 04/15/2053	15,000	15,166
Hotel & Resort REITs–2.88%
RHP Hotel Properties L.P./ RHP Finance Corp., 6.50%, 04/01/2032(b)	714,000	716,856
RLJ Lodging Trust L.P., 4.00%, 09/15/2029(b)	751,000	662,554
Service Properties Trust,
4.75%, 10/01/2026	1,459,000	1,361,096
5.50%, 12/15/2027	1,067,000	1,018,196
8.63%, 11/15/2031(b)	371,000	396,049
		4,154,751
Hotels, Resorts & Cruise Lines–1.05%
Carnival Corp., 6.00%, 05/01/2029(b)	418,000	412,706
Royal Caribbean Cruises Ltd., 6.25%, 03/15/2032(b)	1,090,000	1,099,368
		1,512,074
Independent Power Producers & Energy Traders–0.94%
Clearway Energy Operating LLC,
4.75%, 03/15/2028(b)	593,000	564,111
3.75%, 02/15/2031(b)	487,000	418,472
Vistra Corp., Series C, 8.88%(b)(g)(h)	363,000	375,302
		1,357,885
Industrial Machinery & Supplies & Components–1.60%
Enpro, Inc., 5.75%, 10/15/2026	921,000	918,745
ESAB Corp., 6.25%, 04/15/2029(b)	684,000	688,058
Roller Bearing Co. of America, Inc., 4.38%, 10/15/2029(b)	763,000	699,572
		2,306,375
Insurance Brokers–1.38%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer, 7.00%, 01/15/2031(b)	651,000	658,014
HUB International Ltd.,
7.25%, 06/15/2030(b)	334,000	343,488
7.38%, 01/31/2032(b)	343,000	345,524
USI, Inc., 7.50%, 01/15/2032(b)	646,000	647,997
		1,995,023
Integrated Oil & Gas–1.46%
Transocean, Inc.,
7.25%, 11/01/2025(b)	356,000	354,733
7.50%, 01/15/2026(b)	932,000	929,212
8.75%, 02/15/2030(b)	784,800	818,810
		2,102,755
Integrated Telecommunication Services–1.81%
Altice France Holding S.A. (Luxembourg), 6.00%, 02/15/2028(b)	200,000	57,132
Altice France S.A. (France),
8.13%, 02/01/2027(b)	134,000	104,860
5.50%, 01/15/2028(b)	565,000	401,810
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Integrated Telecommunication Services–(continued)
CommScope, Inc.,
6.00%, 03/01/2026(b)	$75,000	$68,719
4.75%, 09/01/2029(b)	119,000	85,977
Frontier Communications Holdings LLC,
6.75%, 05/01/2029(b)	378,000	337,284
6.00%, 01/15/2030(b)	80,000	67,850
Iliad Holding S.A.S.U. (France), 6.50%, 10/15/2026(b)	675,000	669,177
Level 3 Financing, Inc., 4.63%, 09/15/2027(b)	120,000	81,000
Telecom Italia Capital S.A. (Italy), 7.72%, 06/04/2038	653,000	654,531
Verizon Communications, Inc., 2.65%, 11/20/2040	20,000	14,102
Windstream Escrow LLC/Windstream Escrow Finance Corp., 7.75%, 08/15/2028(b)	73,000	67,630
		2,610,072
Internet Services & Infrastructure–0.05%
Arches Buyer, Inc., 6.13%, 12/01/2028(b)	78,000	65,429
Leisure Facilities–1.41%
Carnival Holdings Bermuda Ltd., 10.38%, 05/01/2028(b)	590,000	643,975
NCL Finance Ltd., 6.13%, 03/15/2028(b)	683,000	675,068
Viking Ocean Cruises Ship VII Ltd., 5.63%, 02/15/2029(b)	730,000	711,068
		2,030,111
Leisure Products–0.49%
Amer Sports Co. (Finland), 6.75%, 02/16/2031(b)	704,000	702,694
Managed Health Care–0.01%
HCA, Inc., 5.25%, 06/15/2049	15,000	13,702
Marine Transportation–2.00%
NCL Corp. Ltd.,
5.88%, 03/15/2026(b)	1,478,000	1,459,984
8.13%, 01/15/2029(b)	315,000	333,534
Stena International S.A. (Sweden),
7.25%, 01/15/2031(b)	690,000	689,171
7.63%, 02/15/2031(b)	387,000	392,089
		2,874,778
Metal, Glass & Plastic Containers–1.29%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 09/01/2029(b)	200,000	161,427
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 08/15/2027(b)	200,000	126,215
Mauser Packaging Solutions Holding Co., 9.25%, 04/15/2027(b)	204,000	202,606
OI European Group B.V., 4.75%, 02/15/2030(b)	727,000	670,026
Sealed Air Corp., 7.25%, 02/15/2031(b)	670,000	697,427
		1,857,701
Principal Amount		Value
Movies & Entertainment–0.05%
AMC Entertainment Holdings, Inc., 7.50%, 02/15/2029(b)	$101,000	$67,548
Multi-line Insurance–0.14%
Acrisure LLC/Acrisure Finance, Inc., 6.00%, 08/01/2029(b)	221,000	202,881
Office REITs–0.50%
Office Properties Income Trust, 9.00%, 03/31/2029(b)	786,000	725,372
Oil & Gas Drilling–1.72%
Delek Logistics Partners L.P./Delek Logistics Finance Corp.,
7.13%, 06/01/2028(b)	1,068,000	1,042,695
8.63%, 03/15/2029(b)	351,000	358,666
Nabors Industries Ltd., 7.50%, 01/15/2028(b)	75,000	70,418
Valaris Ltd., 8.38%, 04/30/2030(b)	972,000	1,003,476
		2,475,255
Oil & Gas Equipment & Services–0.45%
Oceaneering International, Inc., 6.00%, 02/01/2028	662,000	652,735
Oil & Gas Exploration & Production–4.72%
Aethon United BR L.P./Aethon United Finance Corp., 8.25%, 02/15/2026(b)	1,902,000	1,925,678
Ascent Resources Utica Holdings LLC/ARU Finance Corp., 7.00%, 11/01/2026(b)	523,000	524,669
Baytex Energy Corp. (Canada), 7.38%, 03/15/2032(b)	1,064,000	1,075,602
Hilcorp Energy I L.P./Hilcorp Finance Co.,
6.00%, 04/15/2030(b)	193,000	189,147
6.00%, 02/01/2031(b)	237,000	231,329
6.25%, 04/15/2032(b)	180,000	177,662
8.38%, 11/01/2033(b)	74,000	80,291
Moss Creek Resources Holdings, Inc., 10.50%, 05/15/2027(b)	640,000	661,587
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/2028(b)	651,000	673,909
Southwestern Energy Co., 4.75%, 02/01/2032	699,000	644,033
Venture Global LNG, Inc., 8.13%, 06/01/2028(b)	596,000	608,403
		6,792,310
Oil & Gas Refining & Marketing–0.47%
CVR Energy, Inc., 8.50%, 01/15/2029(b)	674,000	682,959
Oil & Gas Storage & Transportation–5.55%
Genesis Energy L.P./Genesis Energy Finance Corp.,
7.75%, 02/01/2028	669,000	672,875
8.88%, 04/15/2030	696,000	729,103
Martin Midstream Partners L.P./Martin Midstream Finance Corp., 11.50%, 02/15/2028(b)	588,000	625,166
New Fortress Energy, Inc.,
6.50%, 09/30/2026(b)	825,000	794,859
8.75%, 03/15/2029(b)	340,000	339,003
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Oil & Gas Storage & Transportation–(continued)
NGL Energy Operating LLC/NGL Energy Finance Corp.,
8.13%, 02/15/2029(b)	$330,000	$338,196
8.38%, 02/15/2032(b)	695,000	712,912
Prairie Acquiror L.P., 9.00%, 08/01/2029(b)	353,000	363,677
Rockies Express Pipeline LLC, 4.95%, 07/15/2029(b)	684,000	639,768
Summit Midstream Holdings LLC/Summit Midstream Finance Corp., 9.00%, 10/15/2026(b)(j)	647,000	654,885
Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 7.38%, 02/15/2029(b)	1,021,000	1,027,812
Venture Global LNG, Inc.,
9.50%, 02/01/2029(b)	648,000	698,860
9.88%, 02/01/2032(b)	370,000	398,997
		7,996,113
Other Specialty Retail–0.31%
Bath & Body Works, Inc., 6.88%, 11/01/2035	196,000	200,573
Michaels Cos., Inc. (The), 7.88%, 05/01/2029(b)	141,000	105,918
Staples, Inc., 7.50%, 04/15/2026(b)	146,000	142,633
		449,124
Paper & Plastic Packaging Products & Materials–0.66%
Clydesdale Acquisition Holdings, Inc.,
6.63%, 04/15/2029(b)	673,000	673,149
8.75%, 04/15/2030(b)	75,000	73,769
LABL, Inc.,
10.50%, 07/15/2027(b)	138,000	136,982
8.25%, 11/01/2029(b)	80,000	68,419
		952,319
Passenger Airlines–1.03%
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 04/20/2029(b)	1,359,000	1,336,917
Hawaiian Brand Intellectual Property Ltd./HawaiianMiles Loyalty Ltd., 5.75%, 01/20/2026(b)	150,000	140,936
		1,477,853
Passenger Ground Transportation–0.24%
Hertz Corp. (The), 4.63%, 12/01/2026(b)	79,000	71,783
Uber Technologies, Inc., 4.50%, 08/15/2029(b)	282,000	268,096
		339,879
Pharmaceuticals–0.65%
Bausch Health Cos., Inc.,
5.50%, 11/01/2025(b)	337,000	318,465
4.88%, 06/01/2028(b)	472,000	258,032
5.25%, 01/30/2030(b)	327,000	137,694
Par Pharmaceutical, Inc., 7.50%, 04/01/2027(b)	329,000	217,505
		931,696
Real Estate Services–0.04%
Realogy Group LLC/Realogy Co-Issuer Corp., 5.75%, 01/15/2029(b)	85,000	60,278
	Principal Amount	Value
Regional Banks–0.05%
Verde Purchaser LLC, 10.50%, 11/30/2030(b)	$67,000	$70,627
Reinsurance–0.01%
Global Atlantic (Fin) Co., 6.75%, 03/15/2054(b)	15,000	15,401
Restaurants–1.09%
1011778 BC ULC/New Red Finance, Inc. (Canada), 4.00%, 10/15/2030(b)	785,000	700,002
Fertitta Entertainment LLC/Fertitta Entertainment Finance Co., Inc., 6.75%, 01/15/2030(b)	223,000	200,417
McDonald’s Corp., 4.88%, 12/09/2045	15,000	14,009
Yum! Brands, Inc., 5.38%, 04/01/2032	678,000	656,728
		1,571,156
Retail REITs–0.70%
NMG Holding Co., Inc./Neiman Marcus Group LLC, 7.13%, 04/01/2026(b)	1,033,000	1,012,520
Security & Alarm Services–0.31%
Allied Universal Holdco LLC/Allied Universal Finance Corp., 6.00%, 06/01/2029(b)	355,000	305,854
Garda World Security Corp. (Canada), 9.50%, 11/01/2027(b)	133,000	133,889
		439,743
Semiconductor Materials & Equipment–0.01%
NXP B.V./NXP Funding LLC/NXP USA, Inc. (China), 5.00%, 01/15/2033	15,000	14,681
Single-Family Residential REITs–0.46%
Ashton Woods USA LLC/Ashton Woods Finance Co., 6.63%, 01/15/2028(b)	653,000	656,068
Specialized Consumer Services–2.19%
Allwyn Entertainment Financing (UK) PLC (Czech Republic), 7.88%, 04/30/2029(b)	1,014,000	1,044,314
Carriage Services, Inc., 4.25%, 05/15/2029(b)	2,386,000	2,117,333
		3,161,647
Specialized Finance–0.24%
Jefferson Capital Holdings LLC, 9.50%, 02/15/2029(b)	342,000	350,469
Specialty Chemicals–0.13%
Olympus Water US Holding Corp., 6.25%, 10/01/2029(b)	200,000	183,265
Steel–0.97%
Cleveland-Cliffs, Inc.,
6.75%, 04/15/2030(b)	679,000	681,824
7.00%, 03/15/2032(b)	351,000	356,072
6.25%, 10/01/2040	397,000	356,155
		1,394,051
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount	Value
Systems Software–0.76%
Camelot Finance S.A., 4.50%, 11/01/2026(b)	$363,000	$350,156
CrowdStrike Holdings, Inc., 3.00%, 02/15/2029	653,000	579,843
McAfee Corp., 7.38%, 02/15/2030(b)	157,000	144,148
Oracle Corp., 4.00%, 11/15/2047	20,000	15,624
		1,089,771
Telecom Tower REITs–0.45%
SBA Communications Corp., 3.13%, 02/01/2029	740,000	653,591
Tires & Rubber–0.05%
FXI Holdings, Inc., 12.25%, 11/15/2026(b)	69,000	69,259
Trading Companies & Distributors–2.24%
Air Lease Corp., 2.88%, 01/15/2032	15,000	12,639
Aircastle Ltd., 5.25%(b)(g)(h)	775,000	742,081
BlueLinx Holdings, Inc., 6.00%, 11/15/2029(b)	365,000	356,270
Fortress Transportation and Infrastructure Investors LLC,
5.50%, 05/01/2028(b)	1,029,000	998,129
7.88%, 12/01/2030(b)	1,059,000	1,113,170
		3,222,289
Wireless Telecommunication Services–0.95%
Vodafone Group PLC (United Kingdom), 4.13%, 06/04/2081(g)	1,588,000	1,370,363
Total U.S. Dollar Denominated Bonds & Notes (Cost $115,930,353)		118,182,384
Variable Rate Senior Loan Interests–8.41%(k)(l)
Advertising–0.32%
Clear Channel Outdoor Holdings, Inc., Term Loan B, 9.07% (3 mo. SOFR + 3.76%), 08/21/2026	461,188	461,764
Apparel Retail–0.22%
Victoria’s Secret & Co., First Lien Term Loan, 8.84% (3 mo. SOFR + 3.51%), 08/02/2028	323,340	320,645
Casinos & Gaming–0.49%
Bally’s Corp., Term Loan B, 8.83% (3 mo. SOFR + 3.51%), 10/02/2028	750,000	706,091
Commodity Chemicals–0.19%
Schweitzer-Mauduit International, Inc. (SWM International), Term Loan B, 9.19% (1 mo. SOFR + 3.86%), 04/20/2028	271,888	272,343
Diversified Financial Services–0.49%
Boost Newco Borrower LLC (WorldPay), Term Loan, 8.31% (1 mo. SOFR + 3.00%), 01/31/2031	705,000	708,381
Health Care Supplies–0.42%
Mozart Debt Merger Sub, Inc. (Medline Industries), Term Loan, 8.06% (3 mo. SOFR + 2.75%), 10/23/2028	606,559	608,558
	Principal Amount	Value
Hotel & Resort REITs–0.49%
IRB Holding Corp., Term Loan B, 8.18% (1 mo. SOFR + 2.85%), 12/15/2027	$705,633	$706,628
Hotels, Resorts & Cruise Lines–0.98%
Carnival Corp., Incremental Term Loan B, 8.70% (1 mo. SOFR + 3.36%), 10/18/2028	694,002	695,810
Scientific Games Lottery, First Lien Term Loan, 8.58% (3 mo. SOFR + 2.85%), 04/04/2029	711,146	711,832
		1,407,642
Interactive Media & Services–0.49%
Camelot US Acquisition LLC, Term Loan, 8.08% (1 mo. SOFR + 2.75%), 01/31/2031	705,000	705,529
Life Sciences Tools & Services–0.48%
Syneos Health, Inc., Term Loan, 9.31% (3 mo. SOFR + 4.00%), 09/27/2030	689,000	685,600
Oil & Gas Exploration & Production–0.33%
Prairie ECI Acquiror L.P., Term Loan B, 10.08% (1 mo. SOFR + 4.75%), 08/01/2029	470,000	468,867
Oil & Gas Storage & Transportation–0.63%
NFE Atlantic Holdings LLC, Term Loan B, 10.32% (3 mo. SOFR + 5.00%), 10/30/2028	904,000	908,050
Passenger Ground Transportation–0.29%
Uber Technologies, Inc., Term Loan B, 8.08% (3 mo. SOFR + 2.75%), 03/03/2030	421,811	424,112
Pharmaceuticals–0.33%
Endo Luxembourg Finance Co. I S.a.r.l., Term Loan, 14.50% (1 mo. PRIME + 6.00%), 03/27/2028	720,875	475,518
Real Estate Development–0.33%
Greystar Real Estate Partners, LLC, Term Loan, 8.58% (3 mo. SOFR + 3.25%), 08/21/2030(m)	470,820	471,997
Real Estate Services–0.48%
DTZ U.S. Borrower LLC, Term Loan B, -%, 01/31/2030(m)(n)	686,280	688,854
Research & Consulting Services–0.49%
Dun & Bradstreet Corp. (The), Incremental Term Loan B-2, 8.08% (1 mo. SOFR + 2.75%), 01/18/2029	706,504	707,164
Restaurants–0.48%
New Red Finance, Inc., Term Loan B-5, 7.58% (1 mo. SOFR + 2.25%), 09/23/2030	689,273	689,703
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

	Principal Amount		Value
Trading Companies & Distributors–0.48%
Jane Street Group LLC, Term Loan, 7.94% (1 mo. SOFR + 2.61%), 01/26/2028		$695,000	$696,129
Total Variable Rate Senior Loan Interests (Cost $12,214,374)			12,113,575
Non-U.S. Dollar Denominated Bonds & Notes–3.24%(o)
Casinos & Gaming–0.10%
Codere Finance 2 (Luxembourg) S.A. (Spain), 3.00% PIK Rate, 8.00% Cash Rate, 09/30/2026(Acquired 07/24/2020-09/30/2022; Cost $301,910)(b)(c)(e)	EUR	259,599	148,436
Diversified Banks–1.43%
Banco Bilbao Vizcaya Argentaria S.A. (Spain), 6.00%(b)(g)(h)	EUR	400,000	432,055
BNP Paribas S.A. (France), 6.88%(b)(g)(h)	EUR	400,000	451,795
Cooperatieve Rabobank U.A. (Netherlands), 4.38%(b)(g)(h)	EUR	400,000	413,478
Credit Agricole S.A. (France), 7.25%(b)(g)(h)	EUR	300,000	341,951
Lloyds Banking Group PLC (United Kingdom), 4.95%(b)(g)(h)	EUR	400,000	425,274
			2,064,553
Diversified Capital Markets–0.32%
Deutsche Bank AG (Germany), 10.00%(b)(g)(h)	EUR	400,000	469,030
Health Care REITs–0.15%
MPT Operating Partnership L.P./MPT Finance Corp., 3.33%, 03/24/2025	EUR	211,000	214,830
Pharmaceuticals–0.49%
Nidda Healthcare Holding GmbH (Germany), 7.50%, 08/21/2026(b)	EUR	629,000	700,591
Wireless Telecommunication Services–0.75%
VMED O2 UK Financing I PLC (United Kingdom), 3.25%, 01/31/2031(b)	EUR	1,125,000	1,075,217
Total Non-U.S. Dollar Denominated Bonds & Notes (Cost $4,429,144)			4,672,657
	Shares	Value
Preferred Stocks–0.42%
Diversified Banks–0.42%
Bank of America Corp., 6.50%, Series Z, Pfd. (Cost $595,661)(g)	598,000	$600,002
	Principal Amount
U.S. Treasury Securities–0.04%
U.S. Treasury Bills–0.04%
5.37%, 04/18/2024 (Cost $53,867)(p)	$54,000	53,867
	Shares
Common Stocks & Other Equity Interests–0.01%
Food Retail–0.01%
Casino Guichard Perrachon S.A. (France)(q)	337,056	14,289
Casino Guichard Perrachon S.A., Wts., expiring 04/27/2029 (France),	184,690	2,431
Total Common Stocks & Other Equity Interests (Cost $37,567)		16,720
Money Market Funds–3.88%
Invesco Government & Agency Portfolio, Institutional Class, 5.24%(r)(s)	1,952,714	1,952,714
Invesco Liquid Assets Portfolio, Institutional Class, 5.35%(r)(s)	1,405,279	1,405,841
Invesco Treasury Portfolio, Institutional Class, 5.21%(r)(s)	2,231,674	2,231,674
Total Money Market Funds (Cost $5,590,288)		5,590,229
TOTAL INVESTMENTS IN SECURITIES–98.06% (Cost $138,851,254)		141,229,434
OTHER ASSETS LESS LIABILITIES—1.94%		2,797,590
NET ASSETS–100.00%		$144,027,024
Investment Abbreviations:
Conv.	– Convertible
EUR	– Euro
Pfd.	– Preferred
PIK	– Pay-in-Kind
REIT	– Real Estate Investment Trust
SOFR	– Secured Overnight Financing Rate
Wts.	– Warrants
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Schedule of Investments:
(a)	Industry and/or sector classifications used in this report are generally according to the Global Industry Classification Standard, which was developed by and is the exclusive property and a service mark of MSCI Inc. and Standard & Poor’s.
(b)	Security purchased or received in a transaction exempt from registration under the Securities Act of 1933, as amended (the “1933 Act”). The security may be resold pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The aggregate value of these securities at March 31, 2024 was $106,898,110, which represented 74.22% of the Fund’s Net Assets.
(c)	All or a portion of this security is Pay-in-Kind. Pay-in-Kind securities pay interest income in the form of securities.
(d)	Defaulted security. Currently, the issuer is in default with respect to principal and/or interest payments. The value of this security at March 31, 2024 represented less than 1% of the Fund’s Net Assets.
(e)	Restricted security. The aggregate value of these securities at March 31, 2024 was $152,073, which represented less than 1% of the Fund’s Net Assets.
(f)	Security has an irrevocable call by the issuer or mandatory put by the holder. Maturity date reflects such call or put.
(g)	Security issued at a fixed rate for a specific period of time, after which it will convert to a variable rate.
(h)	Perpetual bond with no specified maturity date.
(i)	Zero coupon bond issued at a discount.
(j)	Step coupon bond. The interest rate represents the coupon rate at which the bond will accrue at a specified future date.
(k)	Variable rate senior loan interests often require prepayments from excess cash flow or permit the borrower to repay at its election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with any accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, it is anticipated that the variable rate senior loan interests will have an expected average life of three to five years.
(l)	Variable rate senior loan interests are, at present, not readily marketable, not registered under the 1933 Act and may be subject to contractual and legal restrictions on sale. Variable rate senior loan interests in the Fund’s portfolio generally have variable rates which adjust to a base, such as the Secured Overnight Financing Rate ("SOFR"), on set dates, typically every 30 days, but not greater than one year, and/or have interest rates that float at margin above a widely recognized base lending rate such as the Prime Rate of a designated U.S. bank.
(m)	Security valued using significant unobservable inputs (Level 3). See Note 1.
(n)	This variable rate interest will settle after March 31, 2024, at which time the interest rate will be determined.
(o)	Foreign denominated security. Principal amount is denominated in the currency indicated.
(p)	Security traded on a discount basis. The interest rate shown represents the discount rate at the time of purchase by the Fund.
(q)	Non-income producing security.
(r)	Affiliated holding. Affiliated holdings are investments in entities which are under common ownership or control of Invesco Ltd. or are investments in entities in which the Fund owns 5% or more of the outstanding voting securities. The table below shows the Fund’s transactions in, and earnings from, its investments in affiliates for the three months ended March 31, 2024.

	Value December 31, 2023	Purchases at Cost	Proceeds from Sales	Change in Unrealized Appreciation (Depreciation)	Realized Gain (Loss)	Value March 31, 2024	Dividend Income
Invesco AT1 Capital Bond UCITS ETF	$704,529	$1,688,473	$(2,396,296)	$(60,005)	$63,299	$-	$-
Investments in Affiliated Money Market Funds:
Invesco Government & Agency Portfolio, Institutional Class	112,903	8,747,659	(6,907,848)	-	-	1,952,714	14,482
Invesco Liquid Assets Portfolio, Institutional Class	100,530	6,248,327	(4,942,791)	(83)	(142)	1,405,841	10,853
Invesco Treasury Portfolio, Institutional Class	129,032	9,997,324	(7,894,682)	-	-	2,231,674	16,517
Total	$1,046,994	$26,681,783	$(22,141,617)	$(60,088)	$63,157	$5,590,229	$41,852

(s)	The rate shown is the 7-day SEC standardized yield as of March 31, 2024.

Open Forward Foreign Currency Contracts
Settlement Date	Counterparty	Contract to				Unrealized Appreciation (Depreciation)
		Deliver		Receive
Currency Risk
05/15/2024	UBS AG	USD	1,382,880	EUR	1,280,000	$359
Currency Risk
05/15/2024	Canadian Imperial Bank of Commerce	GBP	388,000	USD	489,050	(778)
05/15/2024	Deutsche Bank AG	USD	490,269	GBP	388,000	(441)
05/15/2024	Goldman Sachs International	EUR	6,452,000	USD	6,964,005	(8,385)
05/15/2024	Goldman Sachs International	USD	410,465	EUR	378,000	(1,977)
Subtotal—Depreciation						(11,581)
Total Forward Foreign Currency Contracts						$(11,222)

See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Open Centrally Cleared Credit Default Swap Agreements(a)
Reference Entity	Buy/Sell Protection	(Pay)/ Receive Fixed Rate	Payment Frequency	Maturity Date	Implied Credit Spread(b)	Notional Value		Upfront Payments Paid (Received)	Value	Unrealized Appreciation
Credit Risk
Markit CDX North America High Yield Index, Series 41, Version 1	Sell	5.00%	Quarterly	12/20/2028	3.116%	USD	6,930,000	$235,311	$511,448	$276,137

(a)	Centrally cleared swap agreements collateralized by $190,369 cash held with Bank of America.
(b)	Implied credit spreads represent the current level, as of March 31, 2024, at which protection could be bought or sold given the terms of the existing credit default swap agreement and serve as an indicator of the current status of the payment/performance risk of the credit default swap agreement. An implied credit spread that has widened or increased since entry into the initial agreement may indicate a deteriorating credit profile and increased risk of default for the reference entity. A declining or narrowing spread may indicate an improving credit profile or decreased risk of default for the reference entity. Alternatively, credit spreads may increase or decrease reflecting the general tolerance for risk in the credit markets generally.

Abbreviations:
EUR	—Euro
GBP	—British Pound Sterling
USD	—U.S. Dollar
The valuation policy and a listing of other significant accounting policies are available in the most recent shareholder report.
See accompanying notes which are an integral part of this schedule.
Invesco V.I. High Yield Fund

Notes to Quarterly Schedule of Portfolio Holdings
March 31, 2024
(Unaudited)
NOTE 1—Additional Valuation Information
Generally Accepted Accounting Principles ("GAAP") defines fair value as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date, under current market conditions. GAAP establishes a hierarchy that prioritizes the inputs to valuation methods, giving the highest priority to readily available unadjusted quoted prices in an active market for identical assets (Level 1) and the lowest priority to significant unobservable inputs (Level 3), generally when market prices are not readily available. Based on the valuation inputs, the securities or other investments are tiered into one of three levels. Changes in valuation methods may result in transfers in or out of an investment’s assigned level:
Level 1 – Prices are determined using quoted prices in an active market for identical assets.
Level 2 – Prices are determined using other significant observable inputs. Observable inputs are inputs that other market participants may use in pricing a security. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, yield curves, loss severities, default rates, discount rates, volatilities and others.
Level 3 – Prices are determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs reflect Invesco Advisers, Inc.’s assumptions about the factors market participants would use in determining fair value of the securities or instruments and would be based on the best available information.
The following is a summary of the tiered valuation input levels, as of March 31, 2024. The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities. Because of the inherent uncertainties of valuation, the values reflected in the financial statements may materially differ from the value received upon actual sale of those investments.
	Level 1	Level 2	Level 3	Total
Investments in Securities
U.S. Dollar Denominated Bonds & Notes	$—	$118,182,384	$—	$118,182,384
Variable Rate Senior Loan Interests	—	10,952,724	1,160,851	12,113,575
Non-U.S. Dollar Denominated Bonds & Notes	—	4,672,657	—	4,672,657
Preferred Stocks	—	600,002	—	600,002
U.S. Treasury Securities	—	53,867	—	53,867
Common Stocks & Other Equity Interests	2,431	14,289	—	16,720
Money Market Funds	5,590,229	—	—	5,590,229
Total Investments in Securities	5,592,660	134,475,923	1,160,851	141,229,434
Other Investments - Assets*
Forward Foreign Currency Contracts	—	359	—	359
Swap Agreements	—	276,137	—	276,137
	—	276,496	—	276,496
Other Investments - Liabilities*
Forward Foreign Currency Contracts	—	(11,581)	—	(11,581)
Total Other Investments	—	264,915	—	264,915
Total Investments	$5,592,660	$134,740,838	$1,160,851	$141,494,349

*	Unrealized appreciation (depreciation).
Invesco V.I. High Yield Fund